CHANGES IN EQUITY - Carrying Value Adjustments (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance, value	R$ 83,327.8	R$ 84,017.6	R$ 75,151.2
Gains/(losses) on the translation of foreign operations	(9,334.4)	(6,863.2)	2,558.0
Cash flow hedges	(212.1)	(318.7)	481.3
Actuarial gains/(losses)	(12.5)	470.7	340.0
Total comprehensive income	5,401.4	8,180.0	16,501.9
Gains/(losses) on controlling interest	(2.6)	(3.1)	(37.6)
Tax on deemed dividends	12.4	6.2	1.7
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting
Ending balance, value	80,143.8	83,327.8	84,017.6
Carrying Value Adjustments Translation Reserves [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	6,754.0	13,526.2	11,076.5
Gains/(losses) on the translation of foreign operations	(9,212.4)	(6,772.2)	2,449.7
Cash flow hedges
Actuarial gains/(losses)
Total comprehensive income	(9,212.4)	(6,772.2)	2,449.7
Options granted on subsidiaries
Gains/(losses) on controlling interest
Tax on deemed dividends
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting
Ending balance, value	(2,458.4)	6,754.0	13,526.2
Carrying Value Adjustments Cash Flow Hedge [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	908.6	1,225.3	744.5
Gains/(losses) on the translation of foreign operations
Cash flow hedges	(210.8)	(316.7)	480.8
Actuarial gains/(losses)
Total comprehensive income	(210.8)	(316.7)	480.8
Options granted on subsidiaries
Gains/(losses) on controlling interest
Tax on deemed dividends
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting
Ending balance, value	697.8	908.6	1,225.3
Carrying Value Adjustments Actuarial Gainslosses [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	(665.0)	(1,131.5)	(1,473.3)
Gains/(losses) on the translation of foreign operations
Cash flow hedges
Actuarial gains/(losses)	(13.2)	466.5	341.8
Total comprehensive income	(13.2)	466.5	341.8
Options granted on subsidiaries
Gains/(losses) on controlling interest
Tax on deemed dividends
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting
Ending balance, value	(678.2)	(665.0)	(1,131.5)
Carrying Value Adjustments Put Option Granted On Subsidiary [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	(6.7)	(6.7)	(4.8)
Gains/(losses) on the translation of foreign operations
Cash flow hedges
Actuarial gains/(losses)
Total comprehensive income
Options granted on subsidiaries	6.7		(1.9)
Gains/(losses) on controlling interest
Tax on deemed dividends
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting
Ending balance, value		(6.7)	(6.7)
Carrying Value Adjustments Gains Losses Of Noncontrolling Interests Share [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	(130.7)	(121.7)	(73.8)
Gains/(losses) on the translation of foreign operations
Cash flow hedges
Actuarial gains/(losses)
Total comprehensive income
Options granted on subsidiaries
Gains/(losses) on controlling interest	(2.6)	(2.8)	(46.2)
Tax on deemed dividends	(12.4)	(6.2)	(1.7)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting
Ending balance, value	(145.7)	(130.7)	(121.7)
Carrying Value Adjustments Business Combination [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	156.1	156.1	156.1
Gains/(losses) on the translation of foreign operations
Cash flow hedges
Actuarial gains/(losses)
Total comprehensive income
Options granted on subsidiaries
Gains/(losses) on controlling interest
Tax on deemed dividends
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting
Ending balance, value	156.1	156.1	156.1
Carrying Value Adjustments Accounting Adjustments For Transactions Between Shareholders [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	(75,437.8)	(75,426.0)	(75,414.2)
Gains/(losses) on the translation of foreign operations
Cash flow hedges
Actuarial gains/(losses)
Total comprehensive income
Options granted on subsidiaries
Gains/(losses) on controlling interest
Tax on deemed dividends
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	(118.0)	(11.8)	(11.8)
Ending balance, value	(75,449.6)	(75,437.8)	(75,426.0)
Carrying Value Adjustments [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	(68,421.5)	(61,778.3)	(64,989.0)
Gains/(losses) on the translation of foreign operations	(9,212.4)	(6,772.2)	2,449.7
Cash flow hedges	(210.8)	(316.7)	480.8
Actuarial gains/(losses)	(13.2)	466.5	341.8
Total comprehensive income	(9,436.4)	(6,622.4)	3,272.3
Gains/(losses) on controlling interest	(2.6)	(2.8)	(46.2)
Tax on deemed dividends	12.4	6.2	1.7
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	(11.8)	(11.8)	(11.8)
Ending balance, value	(77,878.0)	(68,421.5)	(61,778.3)
Carrying Value Adjustment [Member]
IfrsStatementLineItems [Line Items]
Gains/(losses) on the translation of foreign operations	(9,212.4)	(6,772.2)	2,449.7
Cash flow hedges	(210.8)	(316.7)	480.8
Actuarial gains/(losses)	(13.2)	466.5	341.8
Total comprehensive income	(9,436.4)	(6,622.4)	3,272.3
Options granted on subsidiaries	6.7		(1.9)
Gains/(losses) on controlling interest	(2.6)	(2.8)	(46.2)
Tax on deemed dividends	(12.4)	(6.2)	(1.7)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	R$ (11.8)	R$ (11.8)	R$ (11.8)